Commitments and Contingencies - Charter party agreements (Table) (Details) - Lease Agreements [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
Total	$ 69,438
2023	49,188
2024	18,600
2025	1,650
2026	(0)
2027	(0)
2028 and thereafter	(0)
Future, minimum, non-cancellable charter revenue (1) [Member]
Other Commitments [Line Items]
Total	69,438
2023	49,188
2024	18,600
2025	1,650
2026	(0)
2027	(0)
2028 and thereafter	$ (0)